Note 9 - Summary of the Status of the Warrants Outstanding (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Aug. 31, 2013	Mar. 31, 2013	Dec. 22, 2011
Exercise Price 1 [Member]
Warrants Outstanding and Exercisable Number Outstanding (in shares)	3,283,283	213,402
Warrants Outstanding and Exercisable Weighted Average Remaining Contractual Life	5 years	32 days
Warrants Outstanding and Exercisable Weighted Average Exercise Price (in dollars per share)	$ 0.25	$ 0.78
Exercise Price 2 [Member]
Warrants Outstanding and Exercisable Number Outstanding (in shares)	461,340
Warrants Outstanding and Exercisable Weighted Average Remaining Contractual Life	4 years 302 days
Warrants Outstanding and Exercisable Weighted Average Exercise Price (in dollars per share)	$ 1.15
Exercise Price 3 [Member]
Warrants Outstanding and Exercisable Number Outstanding (in shares)	54,367
Warrants Outstanding and Exercisable Weighted Average Remaining Contractual Life	32 days
Warrants Outstanding and Exercisable Weighted Average Exercise Price (in dollars per share)	$ 2
Warrants Outstanding and Exercisable Number Outstanding (in shares)	3,798,990	729,109
Warrants Outstanding and Exercisable Weighted Average Remaining Contractual Life	4 years 332 days	3 years 160 days
Warrants Outstanding and Exercisable Weighted Average Exercise Price (in dollars per share)	$ 0.38	$ 1.11	$ 1.93	$ 1.97	$ 2